S000079794 [Member] Average Annual Total Returns	12 Months Ended	33 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	2.80%
Performance Inception Date		Apr. 13, 2023
Bloomberg Municipal 65% High Grade/35% High-Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	3.53%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	5.00%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	4.87%
Performance Inception Date		Apr. 13, 2023
Bridge Builder Municipal High-Income Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.78%	4.80%
Performance Inception Date		Apr. 13, 2023